Segment Information - Summary of Segment Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	₩ 413,938	₩ 405,953	₩ 360,967
Depreciation Amortization	6,318	4,920	3,653
Operating profit	96,719	88,368	48,663
Operating Segments
Disclosure of operating segments [line items]
Revenue	460,468	466,608	414,412
Depreciation Amortization	6,318	4,920	3,653
Operating profit	97,205	88,118	46,971
Operating Segments | Online
Disclosure of operating segments [line items]
Revenue	90,123	107,949	48,182
Depreciation Amortization	1,975	1,609	1,401
Operating profit	31,266	45,115	7,754
Operating Segments | Mobile
Disclosure of operating segments [line items]
Revenue	346,928	336,326	346,878
Depreciation Amortization	1,875	1,823	1,145
Operating profit	65,179	42,493	38,655
Operating Segments | Other
Disclosure of operating segments [line items]
Revenue	23,417	22,333	19,352
Depreciation Amortization	2,468	1,488	1,107
Operating profit	760	510	562
Inter- Segment Eliminations
Disclosure of operating segments [line items]
Revenue	(46,530)	(60,655)	(53,445)
Depreciation Amortization	0	0	0
Operating profit	₩ (486)	₩ 250	₩ 1,692